UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED INTERNATIONAL FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2022
Date of reporting period: December 31, 2022

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Selected FUNDS

Selected Funds

Selected American Shares
Selected International Fund

December 31, 2022

ANNUAL REPORT

SELECTING QUALITY COMPANIES FOR THE LONG TERM

SELECTED FUNDS	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds (the “Funds”) prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Quarterly Schedule of Investments

The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Funds’ Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-243-1575, on the Funds’ website at www.selectedfunds.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ quarter-end holdings is also available at www.selectedfunds.com on or about the 15th day following each quarter end and remains available on the website until the list is updated for the subsequent quarter.

SELECTED FUNDS	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution. Also included is a list of positions opened and closed.

In addition, we produce a Manager Commentary for each Fund. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Funds’ website at www.selectedfunds.com, or by calling 1-800-243-1575.

We value the trust you have placed in us and look forward to continuing our investment journey together.

Sincerely,

James J. McMonagle	Christopher C. Davis	Danton G. Goei
Chairman	President & Portfolio Manager	Portfolio Manager

February 3, 2023

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC.

Performance Overview

Selected American Shares underperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the twelve-month period ended December 31, 2022 (the “period”). The Fund’s Class S and D shares delivered total returns of -20.27% and -20.04%, respectively, versus a -18.11% return for the S&P 500®.

Index Overview

S&P 500®
•	Strongest performing sectors[1]
-	Energy (+66%), Utilities (+1%), and Consumer Staples (-1%)

•	Weakest performing sectors
-	Communication Services (-40%), Consumer Discretionary (-37%), and Information Technology (-29%)

Detractors2 from Performance

•	Communication Services - underperformed the Index sector (-49% vs -40%) and overweight (average weighting 12% vs 9%)
-	Meta Platforms[3] (-64%) and Alphabet (-39%) - two largest individual detractors
-	IAC (-66%)

•	Industrials - underperformed the Index sector (-40% vs -6%) and underweight (average weighting 2% vs 8%)

•	Information Technology - underperformed the Index sector (-33% vs -29%)
-	Applied Materials (-38%) and Intel (-47%)

•	No exposure in Energy or Utilities and underweight in Consumer Staples (average weighting 1% vs 7%), the three highest performing sectors of the S&P 500®, respectively.

•	Individual holdings from Financials and Consumer Discretionary
-	Capital One Financial (-35%), Wells Fargo (-12%), Bank of New York Mellon (-19%), and U.S. Bancorp (-19%)
-	Amazon (-50%)

Contributors to Performance

•	Financials - outperformed the Index sector (-9% vs -10%) and significantly overweight (average weighting 48% vs 12%)
-	Berkshire Hathaway (+4%), Danske Bank (+16%), DBS Group Holdings (+9%), Chubb (+16%), and AIA Group (+12%)

•	Health Care - outperformed the Index sector (+15% vs -2%)
-	Cigna (+47%) - largest individual contributor

•	Materials - outperformed the Index sector (+34% vs -12%)
-	Teck Resources (+34%)

•	Underweight in weaker performing Index sectors
-	Information Technology (average weighting 15% vs 26%)
-	Consumer Discretionary (average weighting 9% vs 11%)
o	Chengxin Technology (+33%) - private equity that is no longer a Fund holding

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. Selected American Shares’ principal risks are: stock market risk, common stock risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2022, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
Management’s Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected American Shares Class S versus the
Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2012

$50,000
$40,000
$30,000
$20,000
$10,000
$0
S&P 500®
SAS - S
S&P 500®
$32,656
SAS - S
$23,579
12/31/12
12/31/13
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22

Average Annual Total Return for periods ended December 31, 2022

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	(20.27)%	3.39%	8.95%	N/A	0.99%	0.99%
Class D	(20.04)%	3.71%	9.30%	6.94%	0.67%	0.67%
Standard & Poor’s 500® Index	(18.11)%	9.42%	12.56%	8.99%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Selected Funds Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED INTERNATIONAL FUND, INC.

Performance Overview

Selected International Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI” or the “Index”) for the twelve-month period ended December 31, 2022 (the “period”). The Fund’s Class S and D shares delivered a total return of -10.01% and -9.74%, respectively, versus a -16.00% return for the MSCI.

Index Overview

MSCI
•	Strongest performing sectors[1]
-	Energy (+15%), Financials (-6%), and Materials (-9%)

•	Weakest performing sectors
-	Information Technology (-34%), Consumer Discretionary (-21%), and Communication Services (-21%)

Contributors2 to Performance

•	Financials - outperformed the Index sector (+1% vs -6%) and significantly overweight (average weighting 46% vs 20%)
-	Danske Bank[3] (+16%) - largest individual contributor
-	AIA Group (+12%), DBS Group Holdings (+9%), and Metro Bank (+12%)

•	Information Technology - outperformed the Index sector (-23% vs -34%)
-	Hollysys Automation Technologies (+19%)

•	Consumer Discretionary - outperformed the Index sector (-14% vs -21%)
-	Delivery Hero (+59%) and Naspers (+7%)
-	Delivery Hero - new Fund holding

•	Communication Services - outperformed the Index sector (-10% vs -21%) and underweight (average weighting 4% vs 6%)
-	iQIYI (+16%)

•	Sole Materials holding
-	Teck Resources (+34%)

•	China exposure
-	Outperformed the China portion of the Index (-15% vs -22%)

Detractors from Performance

•	Overweight in weaker performing Index sectors
-	Information Technology (average weighting 16% vs 12%)
o	Tokyo Electron (-47%) and Samsung Electronics (-32%) - two largest individual detractors
-	Consumer Discretionary (average weighting 27% vs 11%)
o	JD.com (-18%), Meituan (-23%), Alibaba (-26%), and Prosus (-18%)

•	No exposure in Energy, Consumer Staples, or Health Care

•	Industrials - underperformed the Index sector (-34% vs -18%)
-	DiDi Global (-36%)

•	Individual holdings from Financials and Communication Services
-	Bank of N.T. Butterfield (-18%) and Noah Holdings (-49%)
-	Baidu (-23%)

Selected International Fund’s investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. Selected International Fund’s principal risks are: stock market risk, common stock risk, foreign country risk, China risk-generally, headline risk, depositary receipts risk, foreign currency risk, exposure to industry or sector risk, emerging market risk, large-capitalization companies risk, manager risk, fees and expenses risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2022, unless otherwise noted.
[1]
The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
Management’s Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED INTERNATIONAL FUND, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected International Fund Class S versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
over 10 years for an investment made on December 31, 2012

$25,000
$20,000
$15,000
$10,000
$5,000
$0
MSCI ACWI® ex USA
SIF - S
MSCI ACWI® ex USA $14,520
SIF - S $13,882
12/31/12
12/31/13
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22

Average Annual Total Return for periods ended December 31, 2022

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	(10.01)%	(3.46)%	3.33%	N/A	1.70%	1.05%
Class D	(9.74)%	(3.20)%	3.72%	2.90%	1.00%	0.80%
MSCI ACWI® ex USA	(16.00)%	0.88%	3.80%	5.19%

The Fund’s performance benefited from IPO purchases in 2014. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Selected Funds Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com.

SELECTED FUNDS	Fund Overview
SELECTED AMERICAN SHARES, INC.	December 31, 2022

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/22 Net Assets)		(% of 12/31/22 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	80.04%	Banks	22.63%	3.83%
Common Stock (Foreign)	19.16%	Diversified Financials	20.27%	5.38%
Short-Term Investments	0.69%	Information Technology	13.96%	25.74%
Other Assets & Liabilities	0.11%	Media & Entertainment	12.03%	6.08%
	100.00%	Health Care	9.09%	15.82%
		Retailing	8.31%	5.47%
		Insurance	7.22%	2.45%
		Materials	2.59%	2.73%
		Capital Goods	1.56%	6.06%
		Food, Beverage & Tobacco	1.23%	3.90%
		Transportation	1.11%	1.72%
		Energy	–	5.23%
		Utilities	–	3.18%
		Real Estate	–	2.71%
		Other	–	9.70%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/22 Net Assets)

Berkshire Hathaway Inc., Class A	Diversified Financial Services	9.02%
Wells Fargo & Co.	Banks	8.29%
Capital One Financial Corp.	Consumer Finance	6.15%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	5.93%
Alphabet Inc.*	Media & Entertainment	5.86%
Meta Platforms, Inc., Class A	Media & Entertainment	5.44%
JPMorgan Chase & Co.	Banks	4.18%
Amazon.com, Inc.	Retailing	4.16%
Bank of New York Mellon Corp.	Capital Markets	4.16%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	3.95%

*Alphabet Inc. holding includes Class A and Class C.

SELECTED FUNDS	Fund Overview
SELECTED AMERICAN SHARES, INC. – (CONTINUED)	December 31, 2022

New Positions Added (01/01/22-12/31/22)
(Highlighted positions are those greater than 1.45% of the Fund’s 12/31/22 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/22 Net Assets
Owens Corning	Capital Goods	04/05/22	1.46%
Samsung Electronics Co., Ltd.	Technology Hardware & Equipment	07/08/22	1.00%

Positions Closed (01/01/22-12/31/22)
(Gains and losses greater than $5,000,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Alibaba Group Holding Ltd., ADR	Retailing	07/08/22	$(7,306,156)
Chengxin Technology, Inc., Series A-1, Pfd.*	Retailing	07/14/22	72
Liberty Global plc, Series C	Telecommunication Services	05/17/22	(2,062,213)
Missfresh Ltd., Class B, ADS	Food & Staples Retailing	05/31/22	(1,731,599)
Vimeo, Inc.	Media & Entertainment	11/11/22	(5,830,218)
Vroom, Inc.	Retailing	05/10/22	(19,277,641)

*Includes Full Trillion Development Ltd., Class A, Pfd.

SELECTED FUNDS	Fund Overview
SELECTED INTERNATIONAL FUND, INC.	December 31, 2022

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/22 Net Assets)		(% of 12/31/22 Stock Holdings)

			Fund	MSCI ACWI® EX USA
Common Stock (Foreign)	96.72%	Banks	28.33%	12.68%
Short-Term Investments	2.20%	Retailing	24.15%	3.39%
Other Assets & Liabilities	1.08%	Insurance	13.64%	4.85%
	100.00%	Information Technology	13.09%	10.76%
		Diversified Financials	6.48%	3.46%
		Media & Entertainment	4.10%	2.97%
		Consumer Durables & Apparel	3.70%	3.25%
		Materials	3.57%	8.37%
		Transportation	2.94%	2.63%
		Health Care	–	9.82%
		Capital Goods	–	8.26%
		Energy	–	6.01%
		Food, Beverage & Tobacco	–	5.29%
		Utilities	–	3.36%
		Other	–	14.90%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 12/31/22 Stock Holdings)		(% of Fund’s 12/31/22 Net Assets)

China	32.37%	Danske Bank A/S	10.04%
Denmark	10.38%	DBS Group Holdings Ltd.	8.23%
South Korea	9.86%	AIA Group Ltd.	7.54%
Singapore	8.51%	JD.com, Inc., Class A, ADR	5.70%
Hong Kong	7.80%	Ping An Insurance (Group) Co. of China, Ltd. - H	5.65%
Bermuda	5.60%	Bank of N.T. Butterfield & Son Ltd.	5.41%
Switzerland	5.49%	Julius Baer Group Ltd.	5.31%
South Africa	4.71%	Samsung Electronics Co., Ltd.	5.22%
Canada	3.57%	Meituan, Class B	4.69%
Norway	3.40%	Naspers Ltd. - N	4.56%
Japan	3.23%
Netherlands	3.15%
Germany	1.49%
United Kingdom	0.44%
	100.00%

SELECTED FUNDS	Fund Overview
SELECTED INTERNATIONAL FUND, INC. – (CONTINUED)	December 31, 2022

New Positions Added (01/01/22-12/31/22)
(Highlighted positions are those greater than 1.00% of the Fund’s 12/31/22 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/22 Net Assets
Coupang, Inc., Class A	Retailing	01/27/22	0.74%
Delivery Hero SE	Retailing	05/13/22	1.44%

Positions Closed (01/01/22-12/31/22)
(Losses greater than $600,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Loss
China Index Holdings Ltd., Class A, ADR	Commercial & Professional Services	12/12/22	$(602,398)
Fang Holdings Ltd., Class A, ADR	Media & Entertainment	07/20/22	(501,005)
Kuaishou Technology, Class B	Media & Entertainment	01/27/22	(4,534)

SELECTED FUNDS	Expense Example

As a shareholder of each Fund, you incur ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. As a shareholder of Selected International Fund, you may also incur transaction costs, which consist of short-term trading fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended December 31, 2022.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as short-term trading fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/22)	(12/31/22)	(07/01/22-12/31/22)
Selected American Shares
Class S (annualized expense ratio 1.00%**)
Actual	$1,000.00	$1,025.47	$5.11
Hypothetical	$1,000.00	$1,020.16	$5.09
Class D (annualized expense ratio 0.68%**)
Actual	$1,000.00	$1,027.05	$3.47
Hypothetical	$1,000.00	$1,021.78	$3.47
Selected International Fund
Class S (annualized expense ratio 1.05%**)
Actual	$1,000.00	$1,061.04	$5.45
Hypothetical	$1,000.00	$1,019.91	$5.35
Class D (annualized expense ratio 0.80%**)
Actual	$1,000.00	$1,063.24	$4.16
Hypothetical	$1,000.00	$1,021.17	$4.08

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	December 31, 2022

	Shares/Units	Value (Note 1)
COMMON STOCK – (99.20%)
COMMUNICATION SERVICES – (11.94%)
Media & Entertainment – (11.94%)
Alphabet Inc., Class A *	574,910	$50,724,309
Alphabet Inc., Class C *	355,420	31,536,416
ASAC II L.P. *(a)(b)	1,174,606	1,143,009
IAC Inc. *	174,250	7,736,700
Liberty TripAdvisor Holdings, Inc., Series A *	42,213	28,266
Meta Platforms, Inc., Class A *	634,758	76,386,778
	Total Communication Services	167,555,478
CONSUMER DISCRETIONARY – (8.24%)
Retailing – (8.24%)
Amazon.com, Inc. *	695,520	58,423,680
Coupang, Inc., Class A (South Korea)*	769,209	11,315,065
JD.com, Inc., Class A, ADR (China)	368,271	20,671,051
Naspers Ltd. - N (South Africa)	20,722	3,444,477
Prosus N.V., Class N (Netherlands)	316,759	21,853,352
	Total Consumer Discretionary	115,707,625
CONSUMER STAPLES – (1.22%)
Food, Beverage & Tobacco – (1.22%)
Darling Ingredients Inc. *	273,580	17,123,372
	Total Consumer Staples	17,123,372
FINANCIALS – (49.72%)
Banks – (22.46%)
Danske Bank A/S (Denmark)	1,783,080	35,241,677
DBS Group Holdings Ltd. (Singapore)	1,974,614	50,006,650
JPMorgan Chase & Co.	437,626	58,685,647
U.S. Bancorp	1,258,350	54,876,643
Wells Fargo & Co.	2,817,030	116,315,169
		315,125,786
Diversified Financials – (20.10%)
Capital Markets – (4.16%)
Bank of New York Mellon Corp.	1,282,725	58,389,642
Consumer Finance – (6.92%)
American Express Co.	73,318	10,832,734
Capital One Financial Corp.	929,035	86,363,094
		97,195,828
Diversified Financial Services – (9.02%)
Berkshire Hathaway Inc., Class A *	270	126,551,959
		282,137,429
Insurance – (7.16%)
Life & Health Insurance – (4.24%)
AIA Group Ltd. (Hong Kong)	3,275,680	36,426,987
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,486,000	23,067,459
		59,494,446
Property & Casualty Insurance – (2.92%)
Chubb Ltd.	131,231	28,949,559
Loews Corp.	78,634	4,586,721

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	December 31, 2022

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	5,648	$7,441,184
		40,977,464
		100,471,910
	Total Financials	697,735,125
HEALTH CARE – (9.01%)
Health Care Equipment & Services – (5.48%)
Cigna Corp.	159,420	52,822,223
Quest Diagnostics Inc.	153,770	24,055,779
		76,878,002
Pharmaceuticals, Biotechnology & Life Sciences – (3.53%)
Viatris Inc.	4,458,130	49,618,987
	Total Health Care	126,496,989
INDUSTRIALS – (2.65%)
Capital Goods – (1.55%)
Orascom Construction PLC (United Arab Emirates)	346,251	1,342,064
Owens Corning	239,590	20,437,027
		21,779,091
Transportation – (1.10%)
DiDi Global Inc., Class A, ADS (China)*	4,864,750	15,469,905
	Total Industrials	37,248,996
INFORMATION TECHNOLOGY – (13.85%)
Semiconductors & Semiconductor Equipment – (11.74%)
Applied Materials, Inc.	855,250	83,284,245
Intel Corp.	985,150	26,037,514
Texas Instruments Inc.	335,713	55,466,502
		164,788,261
Software & Services – (1.11%)
Microsoft Corp.	64,570	15,485,178
Technology Hardware & Equipment – (1.00%)
Samsung Electronics Co., Ltd. (South Korea)	320,920	14,034,698
	Total Information Technology	194,308,137
MATERIALS – (2.57%)
Teck Resources Ltd., Class B (Canada)	952,970	36,041,325
	Total Materials	36,041,325
TOTAL COMMON STOCK – (Identified cost $889,783,517)		1,392,217,047

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	December 31, 2022

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.69%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.30%, 01/03/23, dated 12/30/22, repurchase value of $5,123,447 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 12/31/22-10/20/71, total market value $5,223,420)	$5,121,000	$5,121,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.28%, 01/03/23, dated 12/30/22, repurchase value of $4,521,149 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 07/01/31-12/01/52, total market value $4,609,380)	4,519,000	4,519,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $9,640,000)		9,640,000
	Total Investments – (99.89%) – (Identified cost $899,423,517)		1,401,857,047
	Other Assets Less Liabilities – (0.11%)		1,575,254
		Net Assets – (100.00%)	$1,403,432,301

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	December 31, 2022

	Shares	Value (Note 1)
COMMON STOCK – (96.72%)
COMMUNICATION SERVICES – (3.96%)
Media & Entertainment – (3.96%)
Baidu, Inc., Class A, ADR (China)*	9,027	$1,032,508
iQIYI, Inc., Class A, ADR (China)*	160,740	851,922
	Total Communication Services	1,884,430
CONSUMER DISCRETIONARY – (26.94%)
Consumer Durables & Apparel – (3.58%)
Fila Holdings Corp. (South Korea)	64,809	1,704,151
Retailing – (23.36%)
Alibaba Group Holding Ltd., ADR (China)*	17,210	1,516,029
Coupang, Inc., Class A (South Korea)*	23,940	352,157
Delivery Hero SE (Germany)*	14,300	685,467
JD.com, Inc., Class A, ADR (China)	48,285	2,710,237
Meituan, Class B (China)*	99,687	2,231,174
Naspers Ltd. - N (South Africa)	13,044	2,168,216
Prosus N.V., Class N (Netherlands)	21,014	1,449,766
		11,113,046
	Total Consumer Discretionary	12,817,197
FINANCIALS – (46.85%)
Banks – (27.40%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	86,360	2,574,392
Danske Bank A/S (Denmark)	241,572	4,774,549
DBS Group Holdings Ltd. (Singapore)	154,620	3,915,716
DNB Bank ASA (Norway)	78,894	1,565,913
Metro Bank PLC (United Kingdom)*	138,430	202,499
		13,033,069
Diversified Financials – (6.26%)
Capital Markets – (6.26%)
Julius Baer Group Ltd. (Switzerland)	43,340	2,524,515
Noah Holdings Ltd., Class A, ADS (China)*	29,384	455,452
		2,979,967
Insurance – (13.19%)
Life & Health Insurance – (13.19%)
AIA Group Ltd. (Hong Kong)	322,740	3,589,009
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	406,000	2,686,572
		6,275,581
	Total Financials	22,288,617
INDUSTRIALS – (2.85%)
Transportation – (2.85%)
DiDi Global Inc., Class A, ADS (China)*	425,740	1,353,853
	Total Industrials	1,353,853
INFORMATION TECHNOLOGY – (12.66%)
Semiconductors & Semiconductor Equipment – (3.12%)
Tokyo Electron Ltd. (Japan)	5,010	1,484,218
Technology Hardware & Equipment – (9.54%)
Hollysys Automation Technologies Ltd. (China)	125,060	2,054,736

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	December 31, 2022

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (Continued)
	Samsung Electronics Co., Ltd. (South Korea)	56,750	$2,481,831
			4,536,567
		Total Information Technology	6,020,785
MATERIALS – (3.46%)
	Teck Resources Ltd., Class B (Canada)	43,470	1,644,035
		Total Materials	1,644,035
	TOTAL COMMON STOCK – (Identified cost $45,989,545)		46,008,917
SHORT-TERM INVESTMENTS – (2.20%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.30%, 01/03/23, dated 12/30/22, repurchase value of $556,266 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 12/31/22-10/20/71, total market value $567,120)	$556,000	556,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.28%, 01/03/23, dated 12/30/22, repurchase value of $491,233 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.00%-5.00%, 04/01/26-12/01/52, total market value $500,820)	491,000	491,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,047,000)		1,047,000
	Total Investments – (98.92%) – (Identified cost $47,036,545)		47,055,917
	Other Assets Less Liabilities – (1.08%)		514,073
		Net Assets – (100.00%)	$47,569,990

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

SELECTED FUNDS	Statements of Assets and Liabilities
At December 31, 2022

	Selected American Shares	Selected International Fund
ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$1,401,857,047	$47,055,917
Cash	92,751	8,212
Receivables:
Capital stock sold	59,898	551,319
Dividends and interest	973,594	63,836
Investment securities sold	3,958,252	–
Prepaid expenses	60,435	2,651
Due from Adviser	–	11,761
Total assets	1,407,001,977	47,693,696
LIABILITIES:
Payables:
Capital stock redeemed	2,242,649	26,674
Accrued audit fees	44,498	15,982
Accrued custodian fees	312,964	39,994
Accrued distribution service fees	89,711	1,527
Accrued investment advisory fees	712,318	23,286
Accrued transfer agent fees	154,234	9,132
Other accrued expenses	13,302	7,111
Total liabilities	3,569,676	123,706
NET ASSETS	$1,403,432,301	$47,569,990
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$55,933,946	$1,175,231
Additional paid-in capital	837,900,208	48,030,515
Distributable earnings (losses)	509,598,147	(1,635,756)
Net Assets	$1,403,432,301	$47,569,990
CLASS S SHARES:
Net assets	$381,576,555	$5,333,442
Shares outstanding	12,187,920	529,607
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$31.31	$10.07
CLASS D SHARES:
Net assets	$1,021,855,746	$42,236,548
Shares outstanding	32,559,237	4,171,316
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$31.38	$10.13

*Including:
Cost of investments	$899,423,517	$47,036,545

See Notes to Financial Statements

SELECTED FUNDS	Statements of Operations
For the year ended December 31, 2022

	Selected American Shares	Selected International Fund
INVESTMENT INCOME:
Income:
Dividends*	$27,157,930	$1,097,961
Interest	280,612	15,436
Total income	27,438,542	1,113,397
Expenses:
Investment advisory fees (Note 3)	8,837,589	258,063
Custodian fees	377,681	48,528
Transfer agent fees:
Class S	548,681	29,043
Class D	635,955	38,134
Audit fees	70,148	25,380
Legal fees	38,719	8,357
Reports to shareholders	53,797	3,195
Directors’ fees and expenses	414,216	15,614
Registration and filing fees	58,180	44,775
Miscellaneous	89,418	24,340
Distribution service fees (Note 3):
Class S	1,120,494	13,570
Total expenses	12,244,878	508,999
Reimbursement of expenses by Adviser (Note 3):
Class S	–	(35,137)
Class D	–	(84,768)
Net expenses	12,244,878	389,094
Net investment income	15,193,664	724,303
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	64,211,402	91,941
Foreign currency transactions	34,541	(2,612)
Net realized gain	64,245,943	89,329
Net change in unrealized appreciation (depreciation)	(467,971,748)	(6,337,598)
Net realized and unrealized loss on investments and foreign currency transactions	(403,725,805)	(6,248,269)
Net decrease in net assets resulting from operations	$(388,532,141)	$(5,523,966)
*Net of foreign taxes withheld of	$295,688	$92,067

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the year ended December 31, 2022

	Selected American Shares	Selected International Fund
OPERATIONS:
Net investment income	$15,193,664	$724,303
Net realized gain from investments and foreign currency transactions	64,245,943	89,329
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(467,971,748)	(6,337,598)
Net decrease in net assets resulting from operations	(388,532,141)	(5,523,966)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class S	(30,056,295)	(153,981)
Class D	(81,862,276)	(1,299,841)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class S	(38,670,757)	(512,903)
Class D	(39,710,215)	(4,642,810)
Total decrease in net assets	(578,831,684)	(12,133,501)
NET ASSETS:
Beginning of year	1,982,263,985	59,703,491
End of year	$1,403,432,301	$47,569,990

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the year ended December 31, 2021

	Selected American Shares	Selected International Fund
OPERATIONS:
Net investment income	$8,276,265	$457,886
Net realized gain from investments and foreign currency transactions	253,484,915	2,074,507
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	65,868,021	(20,657,226)
Net increase (decrease) in net assets resulting from operations	327,629,201	(18,124,833)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class S	(67,945,883)	(76,377)
Class D	(171,206,906)	(748,430)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class S	(22,206,450)	(3,854,224)
Class D	80,534,900	(1,682,358)
Total increase (decrease) in net assets	146,804,862	(24,486,222)
NET ASSETS:
Beginning of year	1,835,459,123	84,189,713
End of year	$1,982,263,985	$59,703,491

See Notes to Financial Statements

SELECTED FUNDS	Notes to Financial Statements
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”) and Selected International Fund, Inc. (a Maryland corporation) (“Selected International Fund”). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Funds follow the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Selected American Shares’ investment objective is to achieve both capital growth and income. The Fund principally invests in common stocks issued by large companies with market capitalizations of at least $10 billion.

Selected International Fund’s investment objective is to achieve capital growth. The Fund principally invests in common stocks issued by foreign companies, including companies in developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization.

An investment in the Funds, as with any mutual fund, includes risks that vary depending upon the Funds’ investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. Each Fund’s return and net asset value will fluctuate. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Fund’s investments and thus Fund performance.

Class S and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. Selected International Fund assesses a 2% short-term trading fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging into Selected American Shares) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

Eligible Class S shares can be converted to Class D shares upon request. Class D shares offer lower expenses for shareholders who have chosen not to use an intermediary, but instead invest directly with the Funds. These conversions are non-taxable events.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - (Continued)

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of December 31, 2022 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$166,412,469	$1,884,430
Consumer Discretionary	115,707,625	12,817,197
Consumer Staples	17,123,372	–
Financials	697,735,125	22,288,617
Health Care	126,496,989	–
Industrials	37,248,996	1,353,853
Information Technology	194,308,137	6,020,785
Materials	36,041,325	1,644,035
Total Level 1	1,391,074,038	46,008,917
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	9,640,000	1,047,000
Total Level 2	9,640,000	1,047,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,143,009	–
Total Level 3	1,143,009	–
Total Investments	$1,401,857,047	$47,055,917

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2022. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at December 31, 2022 was $(50,508)* for Selected American Shares. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

	Beginning Balance at January 1, 2022	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)*	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at December 31, 2022
Selected American Shares
Investments in Securities:
Common Stock	$1,193,517	$–	$–	$(50,508)	$–	$–	$–	$1,143,009
Preferred Stock	13,875,000	–	(18,500,072)	4,625,000	72	–	–	–
Total Level 3	$15,068,517	$–	$(18,500,072)	$4,574,492	$72	$–	$–	$1,143,009

*Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities still held at December 31, 2022, may be due to investments no longer held or categorized as Level 3 at year end.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	December 31, 2022	Technique	Input	Amount	an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,143,009	Discounted Cash Flow	Annualized Yield	5.406%	Decrease

Total Level 3	$1,143,009

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2022, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2019.

Under current tax regulations, losses realized after October 31 (“post-October” losses; for the period from November 1, 2022 through December 31, 2022) may be deferred and treated as occurring on the first business day of the following fiscal year. At December 31, 2022, the Selected International Fund had long-term post-October losses in the amount of $272,648.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

At December 31, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected	Selected
	American Shares	International Fund
Cost	$903,261,827	$48,504,448
Unrealized appreciation	592,890,501	7,529,370
Unrealized depreciation	(94,295,281)	(8,977,901)
Net unrealized appreciation (depreciation)	$498,595,220	$(1,448,531)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, equalization, corporate actions, partnership income, Directors’ deferred compensation, net operating losses, deferred post-October losses, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds’ net assets have not been affected by these reclassifications. During the year ended December 31, 2022, amounts have been reclassified to reflect increases (decreases) as follows:

	Selected American Shares	Selected International Fund
Distributable earnings	$(5,506,068)	$–
Paid-in capital	5,506,068	–

The tax character of distributions paid during the years ended December 31, 2022 and 2021 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Selected American Shares
2022	$16,256,608	$95,661,963	$111,918,571
2021	8,193,658	$230,959,131	$239,152,789
Selected International Fund
2022	$300,107	$1,153,715	$1,453,822
2021	824,807	$–	$824,807

As of December 31, 2022, the components of distributable earnings (losses) on a tax basis were as follows:

	Selected American Shares	Selected International Fund
Undistributed ordinary income	$701,714	$119,091
Undistributed long-term capital gain	11,866,151	–
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	498,574,637	(1,452,225)
Deferred long-term post-October losses	–	(272,648)
Other temporary differences	(1,544,355)	(29,974)
Total	$509,598,147	$(1,635,756)

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the year ended December 31, 2022 were as follows:

	Selected American Shares	Selected International Fund
Cost of purchases	$126,900,924	$2,132,360
Proceeds from sales	300,008,998	6,674,541

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

As of December 31, 2022, related shareholders held greater than 20% of outstanding shares of the following Funds:

Selected American Shares	Selected International Fund
n/a	31%

Investment activities of this shareholder could have a material impact on the Fund.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. Advisory fees paid during the year ended December 31, 2022 approximated 0.55% of the average net assets for Selected American Shares. The fixed annual rate for Selected International Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse Selected International Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class S shares, 1.05%, and Class D shares, 0.80%) until May 1, 2023. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to that date without the consent of the Board of Directors. During the year ended December 31, 2022, such reimbursements for Class S and Class D of Selected International Fund amounted to $35,137 and $84,768, respectively, and are not subject to future recoupment.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2022

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Transfer Agent and Accounting Fees - DST Asset Manager Solutions, Inc. is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fees paid to the Adviser during the year ended December 31, 2022 were $160,780 and $14,331 for Selected American Shares and Selected International Fund, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian.

Distribution Service Fees - For services under the distribution agreement, the Funds’ Class S shares pay an annual fee of 0.25% of average daily net assets. During the year ended December 31, 2022, Selected American Shares and Selected International Fund incurred distribution service fees totaling $1,120,494 and $13,570 respectively.

There are no distribution service fees for the Funds’ Class D shares.

NOTE 4 - CAPITAL STOCK

At December 31, 2022, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) and 50 million shares of capital stock of Selected International Fund ($0.25 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2022
	Sold	Reinvestment of Distributions	Redeemed*	Net Decrease
Selected American Shares
Shares: Class S	126,624	926,596	(2,094,599)	(1,041,379)
Class D	503,705	2,379,902	(3,829,465)	(945,858)
Value: Class S	$4,436,094	$29,681,454	$(72,788,305)	$(38,670,757)
Class D	18,150,830	76,416,622	(134,277,667)	(39,710,215)

Selected International Fund
Shares: Class S	22,289	14,972	(89,876)	(52,615)
Class D	97,783	123,462	(628,561)	(407,316)
Value: Class S	$223,276	$152,113	$(888,292)	$(512,903)
Class D	973,435	1,260,551	(6,876,796)	(4,642,810)

* Selected International Fund: net of short-term trading fees amounting to $5 for Class S.

	Year ended December 31, 2021
	Sold	Reinvestment of Distributions	Redeemed*	Net Increase (Decrease)
Selected American Shares
Shares: Class S	174,329	1,516,893	(2,152,205)	(460,983)
Class D	1,269,967	3,607,734	(3,029,621)	1,848,080
Value: Class S	$8,132,046	$67,182,983	$(97,521,479)	$(22,206,450)
Class D	59,019,262	159,965,469	(138,449,831)	80,534,900

Selected International Fund
Shares: Class S	233,254	6,370	(588,297)	(348,673)
Class D	154,526	60,923	(324,266)	(108,817)
Value: Class S	$3,564,535	$75,486	$(7,494,245)	$(3,854,224)
Class D	2,116,040	725,598	(4,523,996)	(1,682,358)

* Selected International Fund: net of short-term trading fees amounting to $2,253 and $2 for Class S and Class D, respectively.

NOTE 5 - SECURITIES LOANED

The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2022, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2022

NOTE 6 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities in Selected American Shares amounted to $1,143,009 or 0.08% of the Fund’s net assets as of December 31, 2022. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of December 31, 2022
Selected American Shares	ASAC II L.P.	10/10/13	1,174,606	$1.00	$0.9731

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Year ended December 31, 2022	$42.34	$0.25	$(8.82)	$(8.57)
Year ended December 31, 2021	$40.41	$0.08	$7.16	$7.24
Year ended December 31, 2020	$37.22	$0.14	$4.17	$4.31
Year ended December 31, 2019	$29.94	$0.19	$8.97	$9.16
Year ended December 31, 2018	$40.53	$0.20	$(5.35)	$(5.15)
Selected American Shares Class D:
Year ended December 31, 2022	$42.45	$0.37	$(8.87)	$(8.50)
Year ended December 31, 2021	$40.50	$0.23	$7.18	$7.41
Year ended December 31, 2020	$37.29	$0.24	$4.20	$4.44
Year ended December 31, 2019	$29.99	$0.30	$8.99	$9.29
Year ended December 31, 2018	$40.59	$0.33	$(5.36)	$(5.03)
Selected International Fund Class S:
Year ended December 31, 2022	$11.52	$0.13	$(1.28)	$(1.15)
Year ended December 31, 2021	$14.92	$0.06	$(3.33)	$(3.27)
Year ended December 31, 2020	$12.56	$(0.03)	$2.64	$2.61
Year ended December 31, 2019	$10.45	$0.04	$2.77	$2.81
Year ended December 31, 2018	$14.44	$0.04	$(3.23)	$(3.19)
Selected International Fund Class D:
Year ended December 31, 2022	$11.58	$0.16	$(1.28)	$(1.12)
Year ended December 31, 2021	$15.00	$0.09	$(3.34)	$(3.25)
Year ended December 31, 2020	$12.62	$(0.01)	$2.66	$2.65
Year ended December 31, 2019	$10.50	$0.06	$2.80	$2.86
Year ended December 31, 2018	$14.53	$0.09	$(3.26)	$(3.17)

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.29)	$(2.17)	$–	$(2.46)	$31.31	(20.27)%	$382	0.99%	0.99%	0.72%	8%
$(0.07)	$(5.24)	$–	$(5.31)	$42.34	17.72%	$560	0.98%	0.98%	0.18%	20%
$(0.15)	$(0.97)	$–	$(1.12)	$40.41	11.61%	$553	0.98%	0.98%	0.39%	12%
$(0.41)	$(1.47)	$–	$(1.88)	$37.22	31.15%	$656	0.98%	0.98%	0.56%	11%
$(0.19)	$(5.25)	$–	$(5.44)	$29.94	(14.00)%	$656	0.97%	0.97%	0.52%	24%

$(0.40)	$(2.17)	$–	$(2.57)	$31.38	(20.04)%	$1,022	0.67%	0.67%	1.04%	8%
$(0.22)	$(5.24)	$–	$(5.46)	$42.45	18.10%	$1,422	0.67%	0.67%	0.49%	20%
$(0.26)	$(0.97)	$–	$(1.23)	$40.50	11.95%	$1,282	0.67%	0.67%	0.70%	12%
$(0.52)	$(1.47)	$–	$(1.99)	$37.29	31.57%	$1,264	0.66%	0.66%	0.88%	11%
$(0.32)	$(5.25)	$–	$(5.57)	$29.99	(13.71)%	$1,025	0.65%	0.65%	0.84%	24%

$(0.04)	$(0.26)	$–	$(0.30)	$10.07	(10.01)%	$5	1.70%	1.05%	1.32%	5%
$(0.13)	$–	$–	$(0.13)	$11.52	(21.94)%	$7	1.37%	1.05%	0.39%	22%
$(0.03)	$(0.22)	$–	$(0.25)	$14.92	20.77%	$14	1.44%	1.11%	(0.28)%	23%
$(0.34)	$(0.36)	$–	$(0.70)	$12.56	27.15%	$7	1.50%	1.15%	0.27%	9%
$(0.01)	$(0.79)	$–	$(0.80)	$10.45	(22.27)%	$9	1.31%	1.26%	0.30%	31%

$(0.07)	$(0.26)	$–	$(0.33)	$10.13	(9.74)%	$42	1.00%	0.80%	1.57%	5%
$(0.17)	$–	$–	$(0.17)	$11.58	(21.72)%	$53	0.90%	0.80%	0.64%	22%
$(0.05)	$(0.22)	$–	$(0.27)	$15.00	21.08%	$70	0.89%	0.87%	(0.04)%	23%
$(0.38)	$(0.36)	$–	$(0.74)	$12.62	27.45%	$61	0.90%	0.90%	0.52%	9%
$(0.07)	$(0.79)	$–	$(0.86)	$10.50	(22.05)%	$48	0.89%	0.89%	0.67%	31%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

SELECTED FUNDS	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Selected American Shares, Inc. and Selected International Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Selected American Shares, Inc. and Selected International Fund, Inc. (the “Funds”), including the schedules of investments, as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Selected Funds investment companies since 1998.

Minneapolis, Minnesota
February 17, 2023

SELECTED FUNDS	Federal Income Tax Information (Unaudited)

In early 2023, shareholders received information regarding all dividends and distributions paid to them by the Funds during the calendar year 2022. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2022 with their 2022 Form 1099-DIV.

The information is presented to assist shareholders in reporting dividends and distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

Each Fund designates the following amounts distributed during the calendar year ended December 31, 2022, if any, as dividends eligible for the corporate dividends-received deduction, qualified dividend income, and long-term capital gain distributions.

	Selected American Shares	Selected International Fund
Income dividends*	$16,256,608	$381,625
Income qualifying for corporate dividends-received deduction	$16,256,608	$–
	100%	–%
Qualified dividend income	$16,256,608	$381,625
	100%	100%
Long-term capital gain distributions**	$95,661,963	$1,153,715

*Includes foreign tax credit pass-through, if applicable.

**Selected American Shares paid long-term capital gain distributions in the amount of $95,661,963. The Fund utilized equalization accounting for tax purposes, whereby a portion of redemption payments were treated as distributions of long-term capital gain. As a result, the Fund designated long-term capital gain distributions in the amount of $101,168,031.

Pursuant to Section 853 of the Internal Revenue Code, the Selected International Fund designates $81,518 as foreign taxes paid during the year ended December 31, 2022. During the year ended December 31, 2022, the Fund received foreign sourced income of $1,190,028. The Fund did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

SELECTED FUNDS	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

The Funds may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of these items to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you have a direct account with the Funds and you do not want the mailing of these documents to be combined with those to other members of your household, please contact Selected Funds by phone at 1-800-243-1575. Your instructions will become effective within 30 days of your notice to the Funds.

SELECTED FUNDS	Directors and Officers

For the purpose of their service as Directors to the Selected Funds, the business address for each of the Directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until retirement, resignation, death, or removal. After turning 75, each Director will be annually reviewed by the Independent Directors, and a majority of the Independent Directors (with such Director abstaining) may request such Director’s resignation as of the last business day of the year. Subject to further exceptions and exemptions that may be granted by the Independent Directors, Directors must retire from the Board and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 80.

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Francisco L. Borges (11/17/51) Director since 2006	Partner and Co-Head, Ares Management Corp. (global alternative investment manager) since 2021; Chairman and Managing Partner, Landmark Partners, LLC (private equity firm) until 2021.	3
Chairman and Trustee, John S. and James L. Knight
Foundation; Chairman/Director, Assured Guaranty
Ltd. (financial guaranty insurance business); Trustee,
Millbrook School; Trustee, Clipper Funds Trust
(consisting of one portfolio); Director, Hartford
HealthCare (healthcare network).

Lawrence E. Harris (09/16/56) Director since 2015	Fred V. Keenan Chair in Finance of the Marshall School of Business, University of Southern California, Los Angeles, CA.	3	Director, Interactive Brokers Group, Inc.; Trustee, Clipper Funds Trust (consisting of one portfolio).

Steven N. Kearsley (09/29/41) Director since 2015 (Retired 12/31/22)	Private Investor, Real Estate Development.	3	Trustee, Clipper Funds Trust (consisting of one portfolio).

Katherine L. MacWilliams (01/19/56) Director since 1997	Retired; Chief Financial Officer, Caridian BCT, Inc. (medical device company) 2008-2012.	3	Trustee, Clipper Funds Trust (consisting of one portfolio).

James J. McMonagle (10/01/44) Director since 1990 Chairman since 1997	Of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Chairman/Trustee, Clipper Funds Trust (consisting of one portfolio).

Richard O’Brien (09/12/45) Director since 1996	Retired; Corporate Economist, HP Inc.	3	Trustee, Clipper Funds Trust (consisting of one portfolio).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1998	President or Vice President of each Selected Fund, Clipper Fund, and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Davis Funds (consisting of 13 portfolios); Trustee, Clipper Funds Trust (consisting of one portfolio).

Christopher C. Davis (07/13/65) Director since 1998	President or Vice President of each Selected Fund, Davis Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Davis Funds (consisting of 13 portfolios);
Trustee, Clipper Funds Trust (consisting of one
portfolio); Lead Independent Director, Graham
Holdings Company (educational and media company);
Director, The Coca-Cola Company (beverage
company); Director, Berkshire Hathaway Inc.
(financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Selected Funds officer since 2021). Vice President and Secretary of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Selected Funds officer since 1998). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Selected Funds officer since 1998). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Selected Funds officer since 1997). Executive Vice President and Principal Executive Officer of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Selected Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Michaela McLoughry (born 03/21/81, Selected Funds officer since 2023). Vice President and Chief Compliance Officer of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

SELECTED FUNDS

Investment Adviser
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Custodian
State Street Bank and Trust Co.
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Selected Funds
P.O. Box 219662
Kansas City, Missouri 64121-9662

Overnight Address:
430 West 7th Street, Suite 219662
Kansas City, Missouri 64105-1407

Legal Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about the Selected Funds including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com. Quarterly Fact Sheets are available on the Funds’ website at www.selectedfunds.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Directors has determined that independent director Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees. The aggregate Audit Fees billed by KPMP LLP ("KPMG") for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2022 and December 31, 2021 were $24,516 and $22,848, respectively.

(b)
Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees for fiscal year ends December 31, 2022 and December 31, 2021 were $0 and $0, respectively.

(c)
Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends December 31, 2022 and December 31, 2021 were $9,347 and $8,650, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2022 and December 31, 2021 were $2,350 and $1,175, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-1 of Regulation S-X.

(f)	Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2022 and December 31, 2021.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  EXHIBITS

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED INTERNATIONAL FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 17, 2023

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: February 17, 2023